Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Natural gas transportation and treating agreements	through July 2019	through July 2019
Maximum commitments under natural gas transportation and treating agreements	$ 5.3	$ 6.4
Rent expense under noncancelable operating leases		1.5	$ 1.5	$ 1.4
Commitments for contracted drilling services		$ 1.6
Contract term related to drilling rigs		through May 2016